Significant Accounting Policies	12 Months Ended
Dec. 31, 2021
Disclosure of significant accounting policies [Abstract]
SIGNIFICANT ACCOUNTING POLICIES

NOTE 3 - SIGNIFICANT ACCOUNTING POLICIES:

a.	Basis of presentation of financial statements

The consolidated financial statements as of December 31, 2021 and 2020, and for each of the three years in the period ended December 31, 2021, are in compliance with International Financial Reporting Standards (“IFRS”), and interpretations issued by the IFRS Interpretations Committee applicable to companies reporting under IFRS. The consolidated financial statements comply with IFRS as issued by the International Accounting Standards Board. In connection with the presentation of these consolidated financial statements, the following should be noted:

1)	The significant accounting policies described below have been applied consistently to all the years presented, unless otherwise stated.

2)	The consolidated financial statements have been prepared under the historical cost convention, as modified by the revaluation of financial liabilities (including derivatives) at fair value through profit or loss, which are presented at fair value.

3)	The preparation of consolidated financial statements in conformity with IFRS requires the use of certain critical accounting estimates. It also requires the Company’s management to exercise its judgment in the process of applying the Company’s accounting policies. Actual results may differ materially from estimates and assumptions used by management. The Company’s critical accounting estimates and policies are impairment of goodwill, fair values of assets acquired and liabilities assumed through business combinations and revenue recognition (gross versus net basis). See Note 3 for further information.

b.	Consolidated financial statements

Subsidiaries are all entities over which the Company has control. The Company controls an entity when the Company is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power to direct the activities of the entity. Subsidiaries are fully consolidated from the date on which control is transferred to the Company. They are deconsolidated from the date that control ceases. Intercompany balances and transactions, including income and expenses on transactions between the Company’s subsidiaries, are eliminated. The accounting policies applied by the subsidiaries are consistent with the accounting policies adopted by the Company.

c.	Segment reporting

Operating segments are reported in a manner consistent with the internal reporting, which are provided to the chief operating decision maker. The chief operating decision maker is the Company’s Chief Executive Officer, who is responsible for allocating resources and assessing the performance of the operating segments. As of December 31, 2021, the Company has three reportable segments. For further details, see Note 24.

d.	Translation of foreign currency balances and transactions

1)

Functional and presentation currency

Items included in the financial statements of each of the Company’s subsidiaries are measured using the currency of the primary economic environment in which the subsidiary operates (the “Functional Currency”). The consolidated financial statements of the Company are presented in U.S. dollars, which is the Company’s Functional Currency.

2)

Transactions and balances

Transactions made in a currency which is different from the functional currency are translated into the Functional Currency using the exchange rates prevailing at the dates of the transactions or valuations where the items are re-measured. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation at the end-of-year exchange rates of monetary assets and liabilities denominated in foreign currencies are recognized in profit or loss as finance income (expense).

e.	Cash and cash equivalents

Cash and cash equivalents include cash on hand, short-term bank deposits and other short-term highly liquid investments with original maturities of three months or less, which are subject to insignificant risk of changes in value.

f.	Trade receivables

The trade receivables balance represents the unconditional right to consideration because only the passage of time is required before the payment is due from Company customers for licenses granted or services rendered in the ordinary course of business. If collection is expected within one year or less, trade receivables are classified as current assets. If not, trade receivables are presented as non-current assets.

Trade receivables are initially recognized based on their transaction price, and subsequently measured at amortized cost using the effective interest method, less a provision for expected credit losses. For further details, see Note 3(l).

g.

Property and equipment, net

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets, or in case of leasehold improvements, over the shorter of the related lease period or the life of the asset. Depreciation is computed primarily over the following periods:

Useful Life in Years
Computers and software	3
Office furniture and equipment	3-7

h.

Goodwill

Goodwill arising from a business combination represents the excess of the overall amount of the consideration transferred, the amount of any non-controlling interests in the acquired company over the net amount as of acquisition date of the identifiable assets acquired and the liabilities assumed. Impairment reviews of the cash-generating-unit (“CGU”) to which goodwill was allocated are undertaken annually and whenever there is any indication of impairment of a CGU. The carrying amount of the Company’s assets, including goodwill, is compared to its recoverable amount, which is the higher of value in use and the fair value less costs to sell. Any impairment loss is allocated to reduce the carrying amount of the Company’s assets at the following order: first to reduce the carrying amount of any goodwill allocated to a CGU and subsequently to the remaining assets of the Company, which fall within the scope of the International Accounting Standard (“IAS”) 36, “Impairment of Assets,” on a proportionate basis based on the carrying amount of each Company asset. Any impairment loss is recognized immediately in profit or loss and is not subsequently reversed. For the years ended December 31, 2021, 2020 and 2019, the Company recorded goodwill impairment loss of $700 thousand, $2,759 thousand and $1,002 thousand, respectively. For further details, see Note 8.

i.	Intangible assets

1)

Research and development

Through December 31, 2021 and 2020, the Company has not met the criteria for capitalizing development expenses as intangible assets, and accordingly, no asset has so far been recognized in the consolidated financial statements in respect of capitalized development expenses. Consequently, the research and development expenses of the Company are fully recognized as incurred.

2)	Technology and customer relations

a.	Technology which was acquired either separately or as part of a business combination is initially measured at fair value at the acquisition date and amortized over a period of 3-10 years using the straight-line method, with such amortization classified as cost of revenues.

b.	Customer relations which were acquired as part of a business combination are initially measured at fair value at the acquisition date and amortized over a period 2-8 years using the straight-line method, with such amortization classified as selling and marketing expenses.

j.

Impairment of non-monetary assets other than goodwill

An impairment loss is recognized for the amount by which the asset’s carrying amount exceeds its recoverable amount. The recoverable amount is the higher of an asset’s fair value, less selling costs and value in use. For the purposes of assessing impairment, assets are grouped at the lowest levels of identifiable cash flows (CGUs). The Company constitutes four CGUs. Non-monetary assets, other than goodwill, that were impaired are reviewed annually for possible reversal of the impairment recognized at each balance sheet date. For the years ended December 31, 2021 and 2020, no impairment loss was recorded, and for the year ended December 31, 2019, the Company recorded an impairment loss related to technology of $270 thousand.

k.

Government grants

Government grants received from the Israeli Innovation Authority (the “IIA”) as a participation in research and development plans, fall into the scope of “forgivable loans” as defined in IAS 20, “Accounting for Government Grants and Disclosure of Government Assistance”. IIA Grants are recognized in accordance with IFRS 9, “Financial Instruments” (“IFRS 9”). If on the date on which the right for the IIA Grants is established, the Company’s management concludes that there is no reasonable assurance that the IIA Grants, to which entitlement has been established, will not be repaid, the Company recognizes a financial liability on that date, which is accounted for under the provisions of IFRS 9 regarding financial liabilities measured at amortized cost.

l.	Financial assets at amortized cost

1)

Classification as current or non-current

Financial assets at amortized cost are assets held within a business model whose objective is to hold assets in order to collect contractual cash flows and the contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding. Financial assets at amortized cost are included in current assets, except for those with maturities greater than 12 months after the statements of financial position date (for which they are classified as noncurrent assets).

2)

Recognition and measurement

Financial assets at amortized cost, which are initially measured at fair value, including any transaction costs, are measured in subsequent periods at amortized cost using the effective interest method, except for trade receivables (see section f above).

3)

Impairment

The Company recognizes a loss allowance for expected credit losses on financial assets at amortized cost. At each reporting date, the Company assesses whether the credit risk on a financial asset has increased significantly since initial recognition. If the financial asset is determined to have low credit risk at the reporting date, the Company assumes that the credit risk on a financial asset has not increased significantly since initial recognition. The Company measures the loss allowance for expected credit losses on trade receivables that are within the scope of IFRS 15, “Revenue from Contracts with Customers” (“IFRS 15”) and on financial assets for which the credit risk has increased significantly since initial recognition based on lifetime expected credit losses. Otherwise, the Company measures the loss allowance at an amount equal to 12-month expected credit losses at the current reporting date.

m.

Financial assets at fair value through profit or loss

Financial assets at fair value through profit or loss are assets not measured at amortized cost or fair value through other comprehensive income. Assets in this category are classified as current assets if they are expected to be settled within 12 months; otherwise, they are classified as noncurrent. Financial assets measured at fair value through profit or loss are initially recognized at fair value, and related transaction costs are expensed to profit or loss. Financial assets are derecognized when the rights to receive cash flows from the investments have expired or have been transferred and the Company has transferred substantially all risks and rewards of ownership. Financial assets at fair value through profit or loss are subsequently recorded at fair value. Gains or losses arising from changes in the fair value of financial assets at fair value through profit or loss are presented in the consolidated statements of profit or loss under “financial income (expenses), net.” The Company’s financial assets at fair value through profit or loss represent a portfolio of debt and equity marketable securities and are presented as “short-term investments” in the consolidated statements of financial position. For further information, see Note 4.

n.	Financial liabilities

1)

Classification

The Company early adopted the narrow-scope amendment to IAS 1, “Classification of Liabilities as Current or Non-Current” from January 1, 2019, using the retrospective approach. The amendment was published in January 2020 and issued to clarify that liabilities are classified as either current or non-current, depending on the rights that exist at the end of the reporting period and specifically whether the entity has the right to defer settlement by at least twelve months. The amendment also affects the classification of liabilities, particularly for liabilities that can be converted into equity as it clarifies that settlement could also be considered through the entity’s own equity instruments. Accordingly, the Company classified in the consolidated statements of financial position convertible debentures and derivative financial instruments as part of current liabilities. Liabilities are classified as non-current if the entity has a substantive right to defer settlement for at least 12 months at the end of the reporting period. The amendment no longer refers to unconditional rights. The assessment determines whether a right exists, but it does not consider whether the entity will exercise the right.

2)

Financial liabilities at fair value through profit or loss

The Company designated its convertible debentures as a financial liability at fair value through profit or loss, given the conversion option derivative embedded in such instrument. Changes in the Company’s own credit risk from the date of initial recognition are negligible. The convertible debentures are measured at fair value (level 3) as reflected in a valuation carried out as of the date of the transaction and are adjusted to reflect the difference between the fair value at initial recognition and the transaction price (“day 1 loss”). Changes are recorded to profit or loss on a periodic basis while unrecognized day 1 loss is amortized over the contractual life of each instrument.

The Company accounts for contingent consideration as financial liability at fair value through profit or loss. The contingent consideration is measured at fair value (level 3) as reflected in a valuation carried out as of the date of the transaction. Changes are recorded to profit or loss on a periodic basis.

o.

Unrecognized day 1 loss

A financial liability in which upon initial recognition the transaction price is different than its fair value is initially recognized at fair value, adjusted to reflect the day 1 loss. After initial recognition, the unrecognized day 1 loss of the said financial liability is amortized over the contractual life of each financial liability. Upon conversion or exercise of convertible debentures or warrants for which an unrecognized day 1 loss exists, the carrying amounts are classified to equity.

p.

Derivatives

The Company accounts for warrants issued in connection with convertible debenture agreements as financial liabilities. The warrants are measured at fair value (level 3) as reflected in a valuation carried out as of the date of the transaction, adjusted to reflect the day 1 loss. Changes are recorded to profit or loss on a periodic basis while unrecognized day 1 loss is amortized over the contractual life of each instrument.

The Company accounts also for warrants with a cashless exercise mechanism issued in a private offering as financial liabilities. The warrants are measured at fair value (level 3) as reflected in a valuation carried out as of the date of the transaction. Changes are recorded to profit or loss on a periodic basis.

q.

Trade payables

Trade payables are the Company’s obligations to pay for goods or services that have been acquired in the ordinary course of business from suppliers. Trade payables are classified as current liabilities if payment is due within one year or less. If not, they are presented as non-current liabilities. Trade payables are recognized initially at fair value, and in subsequent periods at amortized cost using the effective interest method.

r.

Current and deferred income taxes

The tax expenses for the reported years comprise current and deferred taxes. Taxes are recognized in the consolidated statements of profit or loss, except to the extent that they relate to items recognized directly in equity. In that case, the tax is also recognized in equity.

The current income tax charge is calculated on the basis of the tax laws enacted or substantively enacted at the financial position date in the countries where the Company operates and generates taxable income. The Company’s management periodically evaluates the tax aspects applicable to its taxable income based on the relevant tax laws and makes provisions in accordance with the amounts payable to the Israeli Tax Authorities.

Deferred income tax is provided using the liability method, on temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the consolidated financial statements. However, deferred income tax liabilities are not accounted for if they arise from initial recognition of goodwill. Also, deferred income tax is not accounted for if it arises from initial recognition of an asset or liability in a transaction other than a business combination that at the time of the transaction affects neither accounting nor taxable profit or loss. Deferred income tax is determined using tax rates (and laws) that have been enacted or substantially enacted by the financial position date and are expected to apply when the related deferred income tax asset is realized, or the deferred income tax liability is settled. Deferred tax assets are recognized only to the extent that it is probable that future taxable profit will be available against which the temporary differences can be utilized.

The Company does not provide deferred income tax on temporary differences arising from investments in subsidiaries, since the timing of the reversal of the temporary difference is controlled by the Company and it is probable that the temporary difference will not reverse in the foreseeable future

s.	Employee benefits

1)

Severance pay and pension obligations

A defined contribution plan is a post-employment benefits scheme under which group companies pay fixed contributions into a separate and independent entity. The Company has no legal or constructive obligation to pay further contributions if the fund does not hold sufficient assets to pay all employees the benefits relating to employee service in the current and prior periods. The Company’s severance pay and pension obligations are generally funded through payments to insurance companies or trustee-administered funds. Under their terms, the said pension plans meet the criteria for defined contribution plan as above.

2)

Vacation and recreation pay

Every employee is legally entitled to vacation and recreation benefits, which are computed on an annual basis. This entitlement is based on the term of employment. The Company charges a liability and expense due to vacation and recreation pay, based on the benefits that have been accumulated for each employee.

t.

Share-based payments

The Company operates a number of equity-settled, share-based compensation plans, under which the Company receives services from employees as consideration for equity instruments (options) of the Company. The fair value of the employee services received in exchange for the grant of the options is recognized as an expense. The total amount to be expensed is determined by reference to the fair value of the options granted excluding the impact of any service and non-market performance vesting conditions. The total expense is recognized over the vesting period, which is the period over which all of the specified vesting conditions are to be satisfied. In addition, in some circumstances, employees may provide services in advance of the grant date and therefore the grant date fair value is estimated for the purposes of recognizing the expense during the period between service commencement period and grant date. At the date of each financial position, the Company revises its estimates of the number of options that are expected to vest based on the non-market vesting conditions. It recognizes the impact of the revision to original estimates, if any, in the consolidated statements of profit or loss, with a corresponding adjustment to equity. When the options are exercised, the Company issues new shares. The proceeds received net of any directly attributable transaction costs are credited to share capital (nominal value) and share premium. For plans that include conditions that are not vesting conditions, any relating expenses are immediately recognized in the consolidated statements of profit or loss. When the Company revises the conditions of an equity-settled grant, the Company recognizes an additional expense, in excess of the original expense calculated for every such revision that increases the overall fair value of the granted benefit or benefits the service provider, based on the fair value at the time of revision.

u.

Loss per share

Basic loss per share is calculated by dividing net loss for the year by the weighted average number of ordinary shares (including pre-funded warrants). When calculating the diluted loss per share, the Company adjusts the loss attributable to holders of ordinary shares and the weighted average number of shares in issue, to reflect the effect of all potentially dilutive ordinary shares, as follows: The Company adds to the weighted average number of shares in issue that was used to calculate the basic loss per share the weighted average of the number of shares to be issued assuming all shares that have a potentially dilutive effect would be converted into shares, and adjusts net loss attributable to holders of the Company’s ordinary shares to exclude any profits or losses recorded during the year with respect to potentially dilutive shares.

v.	Revenue recognition

The Company accounts for revenue in accordance with IFRS 15. The Company applies the practical expedient for incremental costs of obtaining contracts when the associated revenues are recognized over less than one year. The Company derives its revenues from the following main sources:

Software as a Service

The Company generates revenues from the sale of subscriptions to customers who access its Software as a Service platforms. Subscription revenue is recognized ratably over the contract terms (generally up to three-month) and is considered a single performance obligation.

Advertising

The Company generates revenues from the distribution of security and privacy products of third-party developers in various digital properties. Advertising revenue is recognized at the point in time when a user purchases a product of a customer and is considered a single performance obligation.

Management evaluates whether its revenues should be presented on a gross basis, which is the amount that a customer pays for the service, or on a net basis, which is the amount of the customer payment less amounts the Company pays to digital property owners for placing the customers’ products on their digital property, also known as “traffic acquisition costs”. Traffic acquisition costs are based on a cost-per click or cost-per impression arrangements and are charged to cost of revenue as incurred. The evaluation to present revenue on a gross versus net basis requires significant judgment. Management has determined that it acts as the principal and recognizes revenue as it relates to these transactions on a gross basis as the Company controls the service to the customer and it is the primary obligor in the transaction

Perpetual and term licenses of software

The Company’s promise to the customer in granting a license is to provide a right to use the entity’s intellectual property as intellectual property exists (in terms of form and functionality), at the point in time at which the license is granted to the customer. This means that the customer can direct the use of, and obtain substantially all of the remaining benefits from, the license at the point in time at which the license transfers. Therefore, revenue in respect of the license component in such transactions shall be recognized at the time at which the license is granted to the customer. The Company allocates revenue to licenses, customer support and professional services on a relative stand-alone selling price basis, except in cases in which a stand-alone selling price of an individual performance obligation is highly uncertain or variable, in which case the residual method is used. The Company recognized obligations in respect of sale contracts at the total amount equal to the total amount of transactions invoiced, net of transactions in respect of which revenues were recognized.

The determination of whether revenue should be reported on a gross or net basis is based on an assessment of whether the Company controls the specified goods or services before the transfer to its customers. In determining this, the Company follows the accounting guidance for principal-agent considerations. This determination involves judgment and is based on an evaluation of the terms of each arrangement, considering the party that is primarily responsible in the arrangement, whether it bears inventory risk and whether it determines the prices charged to the customers. When an entity that is a principal satisfies a performance obligation, the entity recognizes revenue in the gross amount of consideration to which it expects to be entitled in exchange for the goods or services transferred.

Sales to resellers are recognized upon delivery of the license to the reseller as the reseller is considered the ultimate customer in such arrangements.

w.

Leases

The Company accounts for leases in accordance with IFRS 16 “Leases” (“IFRS 16”).

The Company’s leases include property and motor vehicle leases. At inception of a contract, the Company assesses whether a contract is, or contains, a lease. A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. The Company reassesses whether a contract is, or contains, a lease only if the terms and conditions of the contract are changed.

At the commencement date, the Company measures the lease liability at the present value of the lease payments that are not paid at that date, including, inter alia, the exercise price of a purchase option if the Company is reasonably certain to exercise that option. Simultaneously, the Company recognizes a right-of-use asset in the amount of the lease liability.

The discount rate applied by the Company is the rate of interest that the Company would have to pay to borrow over a similar term, and with a similar security, the funds necessary to obtain an asset of a similar value to the right-of-use asset in a similar economic environment.

The lease term is the non-cancellable period for which the Company has the right to use an underlying asset, together with both the periods covered by an option to extend the lease if the Company is reasonably certain to exercise that option and periods covered by an option to terminate the lease if the Company is reasonably certain not to exercise that option.

After the commencement date, the Company measures the right-of-use asset applying the cost model, less any accumulated depreciation and any accumulated impairment losses and adjusted for any remeasurement of the lease liability.

Assets are depreciated by the straight-line method over the estimated useful lives of the right-of-use assets or the lease period, whichever is shorter:

Years
Property	3-7
Motor vehicles	3

Interest on the lease liability is recognized in profit or loss in each period during the lease term in an amount that produces a constant periodic rate of interest on the remaining balance of the lease liability.

Payments associated with short-term leases are not recognized as right-of-use assets or lease liabilities but are recognized on a straight-line basis as an expense in profit or loss. Short-term leases are leases with a lease term of 12 months or less.

x.

Business combination

The Company accounts for business combinations by applying the acquisition method.

The consideration transferred in a business combination is measured at fair value, which is calculated as the sum of the acquisition-date fair value of the assets transferred to the acquirer, and the liabilities incurred by the acquirer to former owners of the acquiree, in exchange for control of the acquiree. The consideration transferred also includes the fair value of any asset or liability arising from a contingent consideration arrangement. Acquisition-related expenses are recognized separately from the business combination and are expensed as incurred. Identified assets acquired and liabilities assumed as part of a business combination are initially measured at fair value at the acquisition date, except for certain exceptions in accordance with IFRS 3, “Business Combinations” (Revised). Contingent consideration incurred as a part of a business combination is initially measured at fair value at the acquisition date. Subsequent changes in fair value of contingent consideration are classified as assets or liabilities, are recognized in accordance with IFRS 9 in profit or loss.

y.

New International Financial Reporting Standards and amendments to existing standards adopted

The amended definition of a business requires an acquisition to include an input and a substantive process that together significantly contribute to the ability to create outputs. The definition of the term ‘outputs’ is amended to focus on goods and services provided to customers, generating investment income and other income, and it excludes returns in the form of lower costs and other economic benefits. The amendment also provides an optional test - the concentration test. If substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset or a group of similar identifiable assets, then the acquired set of assets and activities are not considered a business. The Company applied the amendment to IFRS 3 prospectively as from January 1, 2020.